Contingent Liabilities and Commitments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Contingent Liabilities and Commitments
15.	Contingent Liabilities and Commitments

(a)	Legal Proceedings
Anti-trust litigations
Some individual claimants filed
“follow-on”
damages claims against the Group and other
TFT-LCD
manufacturers alleging violations of EU competition law. While the Group continues its vigorous defense of the various pending proceedings described above, as of December 31, 2019, the Group cannot reliably estimate the timing and amount of outflows of resources embodying economic benefits relating to the proceedings.
Solas OLED Ltd. Litigations
In April 2019, Solas OLED Ltd. filed patent infringement actions against the Controlling Company and television manufacturers in the United States District Court for the Western District of Texas as well as the Controlling Company and its subsidiary, LG Display Germany GmbH, and television manufactures in Mannheim District Court in Germany. As of December 31, 2019, the Group cannot reliably estimate the timing and amount of outflows of resources embodying economic benefits relating to the proceedings.
Others
The Group is involved in various disputes in addition to pending proceedings described above. The Group cannot reliably estimate the timing and amount of outflows of resources embodying economic benefits relating to the disputes.

(b)	Commitments
Factoring and securitization of accounts receivable
The Controlling Company has agreements with Korea Development Bank and several other banks for accounts receivable sales negotiating facilities of up to an aggregate of USD 1,360 million (

~~W~~

1,574,608 million) in connection with the Controlling Company’s export sales transactions with its subsidiaries. As of December 31, 2019, there are no outstanding short-term borrowings that are past due in connection with these agreements. In connection with all of the contracts in this paragraph, the Controlling Company has sold its accounts receivable with recourse.
The Controlling Company and overseas subsidiaries entered into agreements with financial institutions for accounts receivables sales negotiating facilities. The respective maximum amount of accounts receivables that could be sold under the agreement and the amount of sold, but not yet due, accounts receivables by contract are as follows:

(In millions of USD and KRW)
Classification	Financial institutions	Credit limit			Not yet due
		Contractual amount		KRW equivalent	Contractual amount		KRW equivalent
Controlling Company	Shinhan Bank	KRW USD	90,000 25	90,000 28,945		— —	— —
	Sumitomo Mitsui Banking Corporation	USD	20	23,156		—	—
	Bank of Tokyo-Mitsubishi UFJ	KRW	130,000	130,000		—	—
		USD	70	81,046	USD	4	4,640
	BNP Paribas	USD	125	144,725	USD	18	20,888
	ING Bank	USD	150	173,670		—	—

		USD	390		USD	22
		KRW	220,000	671,542		—	25,528

Subsidiaries
LG Display Singapore Pte. Ltd.	Standard Chartered Bank	USD	300	347,340		—	—

LG Display Taiwan Co., Ltd.	BNP Paribas	USD	15	17,367		—	—
	Australia and New Zealand Banking Group Ltd.	USD	70	81,046		—	—
	Taishin International Bank	USD	280	324,184	USD	20	23,157

LG Display Germany GmbH	Citibank	USD	80	92,624		—	—
	BNP Paribas	USD	75	86,835		—	—
	DZ Bank AG	USD	4	4,229	USD	2	1,859
	Commerzbank AG	USD	3	4,030	USD	4	4,142
	UniCredit Bank	USD	23	26,099	USD	3	3,827

LG Display America, Inc.	Hong Kong & Shanghai Banking Corp.	USD	800	926,240	USD	749	867,424
	Standard Chartered Bank	USD	600	694,680		—	—
	Sumitomo Mitsui Banking Corporation	USD	200	231,560		—	—

		USD	2,450	2,836,234	USD	778	900,409

		USD	2,840		USD	800
		KRW	220,000	3,507,776		—	925,937

In connection with all of the contracts in the above table, the Group has sold its accounts receivable without recourse.
Letters of credit
As of December 31, 2019, the Controlling Company has agreements in relation to the opening of letters of credit up to USD 150 million (

~~W~~

173,670 million) with KEB Hana Bank, USD 50 million (

~~W~~

57,890 million) with Sumitomo Mitsui Banking Corporation, USD 100 million (

~~W~~

115,780 million) with Industrial Bank of Korea and USD 100 million (

~~W~~

115,780 million) with Industrial and Commercial Bank of China.
Payment guarantees
The Controlling Company obtained payment guarantees amounting to USD 1,075 million (

~~W~~

1,244,635 million) from KEB Hana Bank and others for advances received related to the long-term supply agreements
.
The Controlling Company also obtained payment guarantees amounting to
USD 306 million (

~~W~~

354,070 million) from
Korea Development Bank for
foreign currency denominated bonds.
LG Display (China) Co., Ltd. and others are provided with payment guarantees from the China Construction Bank and other various banks amounting to CNY 778 million (

~~W~~

128,863 million), JPY 900 million (

~~W~~

9,571 million), EUR 2.5 million (

~~W~~

3,244 million), VND 46,394 million (

~~W~~

2,320 million) and USD 0.5 million (

~~W~~

579 million), respectively, for their local tax payments and utility payments.
License agreements
As of December 31, 2019, the Group has technical license agreements with Hitachi Display, Ltd. and others in relation to its LCD business and patent cross license agreement with Universal Display Corporation in relation to its OLED business. Also, the Group has a trademark license agreement with LG Corp. as of December 31, 2019.
Long-term supply agreement
As of December 31, 2019, in connection with
long-term
supply agreements with customers, the Controlling Company recognized USD 875 million (

~~W~~

1,013,075 million) in advances received. The advances received will be offset against outstanding accounts receivable balances after a given period of time, as well as those arising from the supply of products thereafter. The Controlling Company received payment guarantees amounting to USD 1,075 million (

~~W~~

1,244,635 million) from KEB Hana Bank and other various banks relating to advances received (see
n
ote 1
5
(b) payment guarantees).